Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity File Number	001-32754
Entity Registrant Name	BAYTEX ENERGY CORP.
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	2800, 520 - 3rd Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 0R3
City Area Code	587
Local Phone Number	952-3000
Title of 12(g) Security	Common Shares
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	561,227,367
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0001279495
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Registrant Name	Capitol Corporate Services, Inc.
Entity Address, Address Line One	206 E. 9th St.
Entity Address, Address Line Two	Ste 1300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	800
Local Phone Number	345-4647